Consolidated Statements of Financial Position - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025
Current assets
Cash	$ 408.2	$ 334.4
Trade receivables	108.4	98.0
Inventories	386.3	384.0
Income taxes receivable	19.9	10.2
Other current assets	45.6	63.8
Total current assets	968.4	890.4
Deferred income taxes	76.9	95.7
Property, plant and equipment	167.6	161.6
Intangible assets	127.9	131.9
Right-of-use assets	326.0	280.2
Goodwill	71.1	72.0
Other long-term assets	15.3	0.1
Total assets	1,753.2	1,631.9
Current liabilities
Accounts payable and accrued liabilities	214.0	186.7
Provisions	45.8	40.1
Income taxes payable	11.7	28.6
Short-term borrowings	4.2	4.3
Current portion of lease liabilities	92.8	83.9
Total current liabilities	368.5	343.6
Provisions	19.0	16.0
Deferred income taxes	11.0	20.8
Term Loan	406.4	407.7
Lease liabilities	281.8	246.9
Other long-term liabilities	38.7	40.3
Total liabilities	1,125.4	1,075.3
Equity
Equity attributable to shareholders of the Company	608.4	541.2
Non-controlling interests	19.4	15.4
Total equity	627.8	556.6
Total liabilities and equity	$ 1,753.2	$ 1,631.9